Stockholders' Deficit and Capitalization	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Stockholders' Deficit and Capitalization

5. Stockholders’ Equity (Deficit) and Capitalization

Common Stock

On November 14, 2018, the Company amended its articles of incorporation to increase the number of authorized shares of common stock available for issuance to 500,000,000.

November 2019 Common Stock Offering

In November 2019, the Company sold in a registered direct offering an aggregate of 8,000,000 shares of its common stock, par value $0.001 per share, and warrants to purchase 8,000,000 shares of common stock (Note 3). The aggregate net proceeds of the transaction were $1,919,372.

Warrant Exercises

During the year ended December 31, 2019, Emerald Health Sciences exercised 40,800,000 2018 Emerald Financing Warrants with an intrinsic value of $4,284,000, which resulted in the issuance of 40,800,000 shares of common stock.

During the year ended December 31, 2018, the Series B warrant holders exercised warrants with an intrinsic value of $144,375, which resulted in the issuance of 187,500 shares of common stock.

Emerald Financing

On January 19, 2018, the Company entered into a Securities Purchase Agreement pursuant to which the Company sold to Emerald Health Sciences 15,000,000 shares of common stock and a warrant to purchase 20,400,000 shares of common stock at an exercise price of $0.10 for aggregate gross proceeds of $1,500,000 (the “Emerald Financing”). This transaction also resulted in the conversion of the $900,000 Convertible Promissory Note (Note 4). As part of the transaction, the Company’s Board members, with the exception of Dr. Brian Murphy, the Company’s CEO/CMO, tendered their resignation and Emerald Health Sciences appointed two new nominees to the Board. The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald Health Sciences shall be issued additional shares in order to protect against anti-dilution.

The second closing under the Emerald Financing occurred on February 16, 2018, pursuant to which the Company issued and sold to Emerald Health Sciences 15,000,000 shares of the Company’s common stock, and a warrant to purchase 20,400,000 shares of common stock at an exercise price of $0.10 per share for a term of five years. In addition, an accredited investor purchased 2,500,000 shares of common stock and a warrant to purchase 3,400,000 shares of common stock at an exercise price of $0.10 per share for a term of five years. The Company received aggregate gross proceeds of $1,750,000 from the second closing. In connection with the private placement, the Company incurred issuance costs of $154,092, of which $137,192 was allocated to the warrant liability and expensed during the period and $16,900 was recorded as a reduction to additional paid-in capital from the issuance of common stock.

Conversion of Preferred Stock

During the year ended December 31, 2018, all remaining Preferred Series B, D, and F shares were converted to common stock as follows:

•	For the year ended December 31, 2018, 2,833.55 shares of Series B Preferred stock were converted, resulting in the issuance of 28,385,000 shares of common stock.
•	For the year ended December 31, 2018, 200 shares of Series D Preferred stock were converted, resulting in the issuance of 2,000,000 shares of common stock.
•	For the year ended December 31, 2018, 2,000 shares of Series F Preferred stock were converted, resulting in the issuance of 20,000,000 shares of common stock.

Preferred Stock

The Company has 20,000,000 authorized shares of preferred stock, with a par value of $0.001 per share. As of December 31, 2019, there were no shares of preferred stock issued and outstanding.

During the year ended December 31, 2018, all remaining Preferred Series B, D, and F shares that were previously issued and outstanding were converted to common stock.